Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2021 and 2020 consist of the following:

	31/12/21	31/12/20
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021	—	750
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 (repaid early)	—	750
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	139	—
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	92	183
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	621	1,025
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023	2,946	3,920
11.76% fixed long-term debt with final payment due October 2023	216	314
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025	4,646	—
2.3% fixed long-term debt with final payment due January 2026	4,518	5,562
No interest rate long-term debt with final payment due September 2027	395	378
0.21% fixed long-term debt with final payment due December 2030	2,963	3,257
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	903	287
Total long-term borrowings	17,439	16,426
Less current installments	(3,862)	(7,124)
Long-term borrowings, excluding current installments	13,577	9,302